Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	707,862,856.36	35,038
Yield Supplement Overcollateralization Amount 12/31/21	31,204,201.49	0
Receivables Balance 12/31/21	739,067,057.85	35,038
Principal Payments	29,623,153.13	810
Defaulted Receivables	671,294.20	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	29,500,645.51	0
Pool Balance at 01/31/22	679,271,965.01	34,198

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.23%
Prepayment ABS Speed	1.60%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,512,330.75	240
Past Due 61-90 days	1,939,350.69	80
Past Due 91-120 days	280,810.18	15
Past Due 121+ days	0.00	0
Total	7,732,491.62	335

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	474,056.56
Aggregate Net Losses/(Gains) - January 2022	197,237.64
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.32%
Prior Net Losses/(Gains) Ratio	0.42%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses/(Gains) Ratio	0.14%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	7,811,627.60
Actual Overcollateralization	7,811,627.60
Weighted Average Contract Rate	3.56%
Weighted Average Contract Rate, Yield Adjusted	5.76%
Weighted Average Remaining Term	50.60

Flow of Funds	$ Amount
Collections	32,289,656.41
Investment Earnings on Cash Accounts	146.72
Servicing Fee	(615,889.21)
Transfer to Collection Account	0.00
Available Funds	31,673,913.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	160,261.26
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,930,468.50
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,811,627.60
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,221,688.23

Total Distributions of Available Funds	31,673,913.92

Servicing Fee	615,889.21
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	699,722,433.51
Principal Paid	28,262,096.10
Note Balance @ 02/15/22	671,460,337.41

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2
Note Balance @ 01/18/22	159,552,433.51
Principal Paid	28,262,096.10
Note Balance @ 02/15/22	131,290,337.41
Note Factor @ 02/15/22	36.1681370%

Class A-3
Note Balance @ 01/18/22	390,600,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	390,600,000.00
Note Factor @ 02/15/22	100.0000000%

Class A-4
Note Balance @ 01/18/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	100,020,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	33,030,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	16,520,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	190,129.59
Total Principal Paid	28,262,096.10
Total Paid	28,452,225.69

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	22,603.26
Principal Paid	28,262,096.10
Total Paid to A-2 Holders	28,284,699.36

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33
Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1731331
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7356294
Total Distribution Amount	25.9087625

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0622679
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	77.8570140
Total A-2 Distribution Amount	77.9192819

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	139.07
Noteholders' Third Priority Principal Distributable Amount	584.53
Noteholders' Principal Distributable Amount	276.40

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	5,504,632.16
Investment Earnings	122.01
Investment Earnings Paid	(122.01)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,532,013.95	$5,388,709.81	$4,008,743.59
Number of Extensions	136	198	149
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.70%	0.50%